Intangible Assets, Net	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

11 INTANGIBLE ASSETS, NET

The following table summarizes the Group’s intangible assets, net:

	As of March 31, 2025
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,904	(3,775)	(8,921)	208
Trademarks	1,482	(972)	—	510
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Buyer and customer relationship(1)	39,500	(14,562)	(24,938)	—
Technology(1)	9,900	(3,660)	(6,240)	—
Total	153,301	(71,694)	(80,889)	718

	As of March 31, 2026
	Gross carrying amount	Accumulated amortization	Accumulated impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB
Domain name	12,546	(3,450)	(8,921)	175
Trademarks	1,482	(1,121)	—	361
Insurance agency license	2,848	(748)	(2,100)	—
Broadcasting license	86,667	(47,977)	(38,690)	—
Total	103,543	(53,296)	(49,711)	536

(1)
Buyer and customer relationship and technology were acquired through the Group’s acquisitions with Ruisha Technology during the year ended March 31, 2022, which were measured at fair value upon the completion of acquisition. The Group deconsolidated Ruisha Technology since August 31, 2025 and the carrying amount, accumulated amortization amount and accumulated impairment amount of buyer and customer relationship and technology was derecognized.

Amortization expense for intangible assets were RMB1,901, RMB156 and RMB176 for the years ended March 31, 2024, 2025 and 2026, respectively.

The Group determined that there were two asset groups, including the live video broadcast (“LVB”) focused online business asset group and brands and the customized services business asset group. As of September 30, 2023, considering the weaker-than-expected operating results of the Company, the Group concluded that there were indicators that the carrying value of certain intangible assets may not be fully recoverable. Given that the aggregated undiscounted cash flows of the brands and the customized services business asset group were lower than the carrying amount of this asset group, the Group concluded that it was necessary to determine the fair value of the asset group for purposes of determining a potential impairment charge. The determined fair value of the asset group resulted in an impairment charge of RMB9,945. The fair value of each intangible asset was determined using appropriate valuation methodologies, including the relief of royalty method for the technology and multi-period excess earnings method for the customer relationship. Judgement in estimating the fair values of these assets included estimating future growth rates, royalty rates and/or discount rates. As a result of management analysis, the Group recorded impairment charges for the customer relationship and technology assets of RMB7,905 and RMB2,040, respectively, for the year ended March 31, 2024, as the Group believes the future economic benefit to be generated from these intangible assets are not sufficient to recover related net book values.

For the years ended March 31, 2025 and 2026, there was no impairment recorded.

As of March 31, 2026, amortization expense related to the intangible assets for future periods are estimated to be as follows:

For the years ended March 31,	RMB
2027	155
2028	127
2029	102
2030	59
2031	37
Thereafter	56
536